Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance For Doubtful Accounts Receivable (in Dollars)	$ 193	$ 64	$ 884
Redeemable Convertible Preferred Stock, Par Value Per Share (in Dollars per share)		$ 0.001	$ 0.001
Redeemable Convertible Preferred Stock, Shares Authorized		500,000	500,000
Redeemable Convertible Preferred Stock, Shares Issued		0	416,500
Common Stock, Par Value Per Share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	60,000,000	60,000,000	60,000,000
Common Stock, Shares Issued	25,895,424	25,895,424	5,070,424
Treasury stock	383,596	383,596	383,596